Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Significant Components of Deferred Tax Assets

	2016	2015
Deferred tax assets:
Net operating loss carryforwards	$20,169,000	$14,502,000
Tax credits	5,065,000	4,803,000
Accrued expenses and other	2,667,900	1,861,300
Total deferred tax assets	27,901,900	21,166,300
Less valuation allowance	(27,901,900)	(21,166,300)
Net deferred tax assets	$—	$—

Computation of Provision for Income Taxes Differs from Expected Tax Expense
	2016	2015
Tax benefit computed at 34%	$(6,004,000)	$(6,155,300)
State tax provision, net of federal tax benefit	(989,344)	(1,551,444)
Change in valuation allowance	6,735,600	7,335,300
Other	257,744	371,444
Tax provision (benefit)	$—	$—